Income Tax - Schedule of Deferred Tax Assets and Liabilities (Detail) - RUB (₽) ₽ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of Income Taxes [line Items]
Deferred tax assets, beginning balance	₽ 3,648
Deferred tax liabilities, beginning balance	(13,877)
Deferred tax assets (liabilities), net, beginning balance	(10,229)	₽ (8,018)	₽ (11,398)
Adjustment on initial application of IFRS 9			872
Adjustment on initial application of IFRS 16		28
Deferred tax assets (liabilities), net adjusted		(7,990)	(10,526)
Tax benefit (expense) during the period recognised in profit or loss	(2,574)	(2,288)	2,596
Disposals of subsidiaries	6,567
Other	24	49	(88)
Deferred tax assets, ending balance	561	3,648
Deferred tax liabilities, ending balance	(6,773)	(13,877)
Deferred tax assets (liabilities), net, ending balance	(6,212)	(10,229)	(8,018)
Deferred tax assets property, plant, equipment and right-of-use assets [member]
Disclosure of Income Taxes [line Items]
Deferred tax assets, beginning balance	686	386	759
Adjustment on initial application of IFRS 16		(86)
Deferred tax assets adjusted		300	759
Tax benefit (expense) during the period recognised in profit or loss	(291)	386	(373)
Other	3
Deferred tax assets, ending balance	398	686	386
Deferred tax assets rehabilitation provision [member]
Disclosure of Income Taxes [line Items]
Deferred tax assets, beginning balance	1,068	773	802
Deferred tax assets adjusted		773	802
Tax benefit (expense) during the period recognised in profit or loss	71	295	(29)
Disposals of subsidiaries	(188)
Deferred tax assets, ending balance	951	1,068	773
Deferred tax assets inventories [member]
Disclosure of Income Taxes [line Items]
Deferred tax assets, beginning balance	1,679	1,716	179
Deferred tax assets adjusted		1,716	179
Tax benefit (expense) during the period recognised in profit or loss	(41)	(36)	1,537
Disposals of subsidiaries	(13)
Other	5	(1)
Deferred tax assets, ending balance	1,630	1,679	1,716
Deferred tax assets trade and other receivables [member]
Disclosure of Income Taxes [line Items]
Deferred tax assets, beginning balance	519	790	735
Deferred tax assets adjusted		790	735
Tax benefit (expense) during the period recognised in profit or loss	(268)	(269)	52
Other		(2)	3
Deferred tax assets, ending balance	251	519	790
Deferred tax assets loans and borrowings [member]
Disclosure of Income Taxes [line Items]
Deferred tax assets, beginning balance	360	320	313
Adjustment on initial application of IFRS 9			822
Deferred tax assets adjusted		320	1,135
Tax benefit (expense) during the period recognised in profit or loss	(342)	40	(815)
Deferred tax assets, ending balance	18	360	320
Deferred tax assets lease liabilities [member]
Disclosure of Income Taxes [line Items]
Deferred tax assets, beginning balance	2,577	843	983
Adjustment on initial application of IFRS 16		651
Deferred tax assets adjusted		1,494	983
Tax benefit (expense) during the period recognised in profit or loss	(881)	1,087	(141)
Disposals of subsidiaries	(181)
Other	18	(4)	1
Deferred tax assets, ending balance	1,533	2,577	843
Deferred Tax Assets Other financial liabilities [Member]
Disclosure of Income Taxes [line Items]
Tax benefit (expense) during the period recognised in profit or loss	412
Deferred tax assets, ending balance	412
Deferred tax assets trade and other payables and other liabilities [member]
Disclosure of Income Taxes [line Items]
Deferred tax assets, beginning balance	529	869	656
Deferred tax assets adjusted		869	656
Tax benefit (expense) during the period recognised in profit or loss	426	(340)	213
Disposals of subsidiaries	(12)
Other	1
Deferred tax assets, ending balance	944	529	869
Deferred tax assets net operating loss carry-forwards [member]
Disclosure of Income Taxes [line Items]
Deferred tax assets, beginning balance	10,403	13,623	7,972
Deferred tax assets adjusted		13,623	7,972
Tax benefit (expense) during the period recognised in profit or loss	(2,345)	(3,210)	5,646
Disposals of subsidiaries	(2,723)
Other	20	(10)	5
Deferred tax assets, ending balance	5,355	10,403	13,623
Deferred tax assets other [member]
Disclosure of Income Taxes [line Items]
Deferred tax assets, beginning balance	111	74	86
Deferred tax assets adjusted		74	86
Tax benefit (expense) during the period recognised in profit or loss	133	40	(15)
Disposals of subsidiaries	(11)
Other	132	(3)	3
Deferred tax assets, ending balance	365	111	74
Deferred tax liabilities property plant, equipment and right-of-use assets [member]
Disclosure of Income Taxes [line Items]
Deferred tax liabilities, beginning balance	(17,805)	(15,468)	(15,869)
Adjustment on initial application of IFRS 16		(537)
Deferred tax liabilities adjusted		(16,005)	(15,869)
Tax benefit (expense) during the period recognised in profit or loss	625	(1,830)	429
Disposals of subsidiaries	7,371
Other	(100)	30	(28)
Deferred tax liabilities, ending balance	(9,909)	(17,805)	(15,468)
Deferred tax liabilities mineral licenses [member]
Disclosure of Income Taxes [line Items]
Deferred tax liabilities, beginning balance	(6,141)	(6,376)	(6,652)
Deferred tax liabilities adjusted		(6,376)	(6,652)
Tax benefit (expense) during the period recognised in profit or loss	181	235	276
Disposals of subsidiaries	2,318
Deferred tax liabilities, ending balance	(3,642)	(6,141)	(6,376)
Deferred tax liabilities inventories [member]
Disclosure of Income Taxes [line Items]
Deferred tax liabilities, beginning balance	(989)	(834)	(801)
Deferred tax liabilities adjusted		(834)	(801)
Tax benefit (expense) during the period recognised in profit or loss	42	(160)	(28)
Other	(5)	5	(5)
Deferred tax liabilities, ending balance	(952)	(989)	(834)
Deferred tax liabilities trade and other receivables [member]
Disclosure of Income Taxes [line Items]
Deferred tax liabilities, beginning balance	(774)	(499)	(330)
Deferred tax liabilities adjusted		(499)	(330)
Tax benefit (expense) during the period recognised in profit or loss	189	(280)	(160)
Other	(6)	5	(9)
Deferred tax liabilities, ending balance	(591)	(774)	(499)
Deferred tax liabilities loans and borrowings [member]
Disclosure of Income Taxes [line Items]
Deferred tax liabilities, beginning balance	(2,073)	(3,898)	(112)
Adjustment on initial application of IFRS 9			50
Deferred tax liabilities adjusted		(3,898)	(62)
Tax benefit (expense) during the period recognised in profit or loss	(572)	1,825	(3,835)
Other			(1)
Deferred tax liabilities, ending balance	(2,645)	(2,073)	(3,898)
Deferred tax liabilities trade and other payables and other liabilities [member]
Disclosure of Income Taxes [line Items]
Deferred tax liabilities, beginning balance	(379)	(337)	(119)
Deferred tax liabilities adjusted		(337)	(119)
Tax benefit (expense) during the period recognised in profit or loss	87	(71)	(161)
Disposals of subsidiaries	6
Other	(44)	29	(57)
Deferred tax liabilities, ending balance	₽ (330)	₽ (379)	₽ (337)